Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor

Year Ended December 31,	2015		2014		2013
(in millions)	Total Operating Revenues	Percentage of Total Operating Revenues	Total Operating Revenues	Percentage of Total Operating Revenues	Total Operating Revenues	Percentage of Total Operating Revenues
					Predecessor
Columbia Gas of Ohio(1)	$167.3	12.5%	$168.5	12.5%	$167.5	14.2%
(1)Represents the gross amount of revenue contracted for with Columbia Gas of Ohio and, therefore, subject to risk at the loss of this customer. Columbia Gas of Ohio has entered into certain capacity release agreements with third parties which ultimately can decrease the net revenue amount CPG receives from Columbia Gas of Ohio in any given period.